UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-3880

                          WAYNE HUMMER INVESTMENT TRUST
               (Exact name of Registrant as specified in charter)

                    300 SOUTH WACKER DRIVE CHICAGO, IL 60606
               (Address of principal executive offices) (zip code)

                          Thomas J. Rowland, President
                          Wayne Hummer Investment Trust
                             300 South Wacker Drive
                                Chicago, IL 60606

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 312-431-1700

Date of fiscal year end:  March 31, 2005

Date of reporting period:  June 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.


                 WAYNE HUMMER GROWTH FUND
                 PORTFOLIO OF INVESTMENTS
                      JUNE 30, 2005
                       (Unaudited)


                                                                                    Number of
COMMON STOCKS (98.2%)                                                                Shares              Value
                                                                                     ------              -----

CONSUMER DISCRETIONARY 14.5%

H&R Block, Inc.                                                                      100,000           $5,835,000
Borders Group, Inc.                                                                  150,000            3,796,500
Gentex Corporation                                                                   200,000            3,640,000
Getty Images, Inc. (a)                                                                30,000            2,227,800
Royal Caribbean Cruises Ltd.                                                         100,000            4,836,000
The E.W. Scripps Company Class A                                                      40,000            1,952,000
Tractor Supply Company (a)                                                            45,000            2,209,500
                                                                                                        ---------
                                                                                                       24,496,800

CONSUMER STAPLES 7.8%

American Italian Pasta Company Class A                                                35,000              735,700
CVS Corporation                                                                      200,000            5,814,000
McCormick & Company, Incorporated                                                    200,000            6,536,000
                                                                                                        ---------
                                                                                                       13,085,700

ENERGY 2.0%

BJ Services Company                                                                   65,000            3,411,200
                                                                                                        ---------
                                                                                                        3,411,200

FINANCIALS 13.4%

Capital One Financial Corporation                                                     50,000            4,000,500
Cincinnati Financial Corporation                                                      99,225            3,925,341
Northern Trust Corporation                                                           140,000            6,382,600
Old Republic International Corporation                                               225,000            5,690,250
TCF Financial Corporation                                                            100,000            2,588,000
                                                                                                        ---------
                                                                                                       22,586,691

HEALTH CARE 20.6%

Biomet, Inc.                                                                          90,000            3,117,600
Cardinal Health, Inc.                                                                 65,000            3,742,700
The Cooper Companies, Inc.                                                           126,000            7,668,360
Fisher Scientific International Inc. (a)                                              78,400            5,088,160
Health Management Associates, Inc.                                                   175,000            4,581,500
Patterson Companies, Inc. (a)                                                        200,000            9,016,000
STERIS Corporation                                                                    60,000            1,546,200
                                                                                                        ---------
                                                                                                       34,760,520

INDUSTRIALS 17.1%

Avery Dennison Corporation                                                            95,000            5,031,200
Cintas Corporation                                                                   100,000            3,860,000
Fastenal Company                                                                     140,000            8,576,400
IDEX Corporation                                                                      75,000            2,895,750
Illinois Tool Works Inc.                                                              70,000            5,577,600
Regal-Beloit Corporation                                                             100,000            2,916,000
                                                                                                        ---------
                                                                                                       28,856,950

INFORMATION TECHNOLOGY 17.9%

Applied Materials, Inc.                                                              320,000            5,177,600
Fiserv, Inc. (a)                                                                     100,000            4,295,000
Kronos Incorporated (a)                                                              135,000            5,452,650
Molex Incorporated  Class A                                                          100,000            2,348,000
Photronics, Inc. (a)                                                                 150,000            3,501,000
QUALCOMM Incorporated                                                                220,000            7,262,200
Zebra Technologies Corporation Class A (a)                                            50,000            2,189,500
                                                                                                        ---------
                                                                                                       30,225,950

MATERIALS 4.9%

Pactiv Corporation (a)                                                               145,000          $ 3,129,100
RPM International, Inc.                                                              125,000            2,282,500
Sonoco Products Company                                                              110,000            2,915,000
                                                                                                        ---------
                                                                                                        8,326,600

TOTAL COMMON STOCKS                                                                                   165,750,411
                                                                                                      -----------
(Cost:  $79,956,341)


SHORT-TERM INVESTMENTS (1.7%)


COMMERCIAL PAPER (1.6%)
State Street Corporation 3.20%, 7/8/05 (Cost: $2,598,408)                                               2,598,408

REPURCHASE AGREEMENT (0.1%)
State Street Bank and Trust Co. ($218,000 par collateralized by U.S                                       218,000
                                                                                                          -------
Government obligations in a pooled cash account, interest rate of 1.75%, dated 6/30/05, to be sold on 7/1/05 at $218,011) (Cost: $218,000)

TOTAL SHORT-TERM INVESTMENTS                                                                            2,816,408
                                                                                                        ---------
(Cost: $2,816,408)


    TOTAL INVESTMENTS  (99.9%)                                                                        168,566,819
    (Cost: $82,772,749) (b)

    CASH AND OTHER ASSETS, LESS LIABILITIES (0.1%)                                                        138,408
                                                                                                    --------------
    NET ASSETS (100.0%)                                                                             $ 168,705,227
                                                                                                    ==============

NOTES TO PORTFOLIO OF INVESTMENTS

   (a)   Non-income producing security.

   (b) Based on the cost of investments of $82,772,749 for federal income tax purposes at June 30, 2005, the aggregate gross unrealized appreciation was $87,284,214, the aggregate gross unrealized depreciation was $1,490,144 and the net unrealized appreciation of investments was $85,794,070.

1.   ORGANIZATION

     Wayne Hummer Growth Fund (the "Fund") is an investment portfolio of Wayne Hummer Investment Trust (the "Trust"). The Trust is an open-end investment company organized as a Massachusetts business trust. The Fund commenced investment operations on December 30, 1983, and may issue an unlimited number of full and fractional units of beneficial interest ("Shares"). The Fund is diversified and seeks to achieve long-term capital growth.

2.   SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION

     Securities (other than a security for which the primary market is NASDAQ) are valued at the last reported sale price for securities traded on a principal exchange. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price and, in the absence of any Official Closing Price on the valuation date, a security is valued at the last reported price. If there was no reported sale price on any exchange (or on NASDAQ) on the valuation date for a security, the last reported sale price prior to that day is used if such sale is between the closing bid and asked price on the valuation date. If the price is not between the valuation date's closing bid and asked prices, then the value of such security is taken to be the midpoint between the valuation date's closing bid and asked prices. Unlisted equity securities for which last sale information is regularly reported is valued at the last reported sale price on that day. Any unlisted security for which last sale information is not regularly reported, or any listed debt security that has an inactive listed market for which over-the-counter market quotations are readily available, is valued at the highest closing bid price determined on the basis of reasonable inquiry.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of premiums and accretions of discounts. Realized gains and losses from security transactions are reported on an identified cost basis.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

3.   FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment and, in the manner provided therein, to distribute substantially all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund.

ITEM 2.  CONTROLS AND PROCEDURES.

a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's Principal Executive Officer and Principal Financial Officer, as appropriate to allow timely decisions regarding required disclosure.

b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibits (a)(1) and (a)(2).

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         WAYNE HUMMER INVESTMENT TRUST

         By:  /s/ Thomas J. Rowland
              ---------------------------------------
              Thomas J. Rowland, President

         Date: August 19, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

         By:  /s/ Thomas J. Rowland
              ---------------------------------------------------------
                Thomas J. Rowland, President  (Principal Executive Officer)

         Date: August 19, 2005

         By:  /s/ Jean M. Maurice
              ---------------------------------------------------------
                Jean M. Maurice, Treasurer and Secretary
                (Principal Financial Officer)

         Date: August 19, 2005